Lease - Schedule of Operating Leases Related Assets and Lease Liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Operating Leases Related Assets and Lease Liability [Abstract]
Operating lease right-of-use assets, net	¥ 19,898	¥ 58,889		$ 2,778
Operating lease liabilities-current	16,428	49,099		2,293
Operating lease liabilities-non-current	7,016	16,989		$ 979
Operating lease expenses	42,831	44,854	¥ 37,484
Short-term lease expenses	241	227	2,272
Cash paid for amounts included in the measurement of operating lease liabilities	45,817	48,176	25,151
Right-of-use assets obtained in exchange for operating lease obligations	¥ 3,683	¥ 16,258	¥ 95,206
Weighted average remaining lease term (in years)	11 months 19 days	1 year 5 months 8 days		11 months 19 days
Weighted average discount rate	4.61%	4.75%		4.61%